Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Payables [Abstract]
Schedule of components of accrued liabilities and other payables
	As of December 31,	As of December 31,
	2022	2021
Salary payable	$1,928,684	$1,444,161
Payable to consultants	49,047	1,531,560
Refundable deposit to customers	86,991	1,262,817
Payable to property, plant and equipment suppliers	4,565,086	3,684,884
Customer custodial cash liabilities	3,919,793	-
Other accrued liabilities	969,490	1,052,566
Total accrued liabilities and other payables	$11,519,091	$8,975,988